Annual Fund Operating Expenses	Dec. 31, 2020
Calvert VP SRI Balanced Portfolio | Class I
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.63%
Calvert VP SRI Balanced Portfolio | Class F
Operating Expenses:
Management Fees	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.88%
Calvert VP SRI Mid Cap Portfolio | Calvert VP SRI Mid Cap Portfolio
Operating Expenses:
Management Fees	0.77%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.99%